DIVESTITURES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended								4 Months Ended	12 Months Ended					162 Months Ended
	Apr. 07, 2015	Apr. 07, 2015	Sep. 17, 2013	Mar. 22, 2013	Aug. 31, 2012	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) recorded on divestiture																			$ (1,307)
Amount of obligations paid																			503
Payment of unpaid balance related to divestiture																		$ 804	2,369
Deferred service costs related to unassigned contracts								$ 5,700									$ 0	5,700	5,300
Revenues relating to unassigned contracts																	$ 117,103	$ 129,420	164,439
Par value of shares (in dollars per share)								$ 0.00375									$ 0.00375	$ 0.00375
UTStarcom Hong Kong Holdings Ltd [Member] | UTStarcom Hong Kong Ltd [Member] | Convertible bonds of privately-held company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest rate of debt securities (as a percent)					6.50%													6.50%
Principal amount of debt securities to be converted if P&L run-rate break-even is achieved on or prior to the Maturity Date	$ 5,000	$ 5,000
Percentage of outstanding shares to be issued on conversion if P&L run-rate break-even is achieved on or prior to the Maturity Date		8.00%
UTStarcom Hong Kong Holdings Ltd [Member] | UTStarcom Hong Kong Ltd [Member] | Convertible bonds of privately-held company [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of outstanding shares to be issued on conversion at the Maturity Date		25.00%
UTStarcom Hong Kong Holdings Ltd [Member] | UTStarcom Hong Kong Ltd [Member] | Convertible bonds of privately-held company [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of outstanding shares to be issued on conversion at the Maturity Date																	33.00%
China PDSN Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) recorded on divestiture						$ 1,600													800	$ 4,300
Cash proceeds						$ 900
China PDSN Assets [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reassessment period																				1 year
DOCSISEOC Product Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds				$ 1,800					$ 1,800													$ 1,800
Next Generation Network Equipment Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) recorded on divestiture				3,200
Divestiture loss related to on-going performance cost for the assigned contracts				2,700
Divestiture loss related to severance cost				$ 500
IPTV divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) recorded on divestiture																				$ (175)		100
Amount of obligations remaining in accrual balance												$ 600				$ 600				600
Amount of consideration paid by the Company upon divestiture					$ 30,000
Liabilities transferred in connection with divestiture					74,100
Loss related to severance liabilities for termination of employees or transfer of employees to the buyer																				13,400
Loss related to write-off of assets not transferred to the buyer																				3,800
Transaction costs																				1,700
Payment of unpaid balance related to divestiture																						$ 500
Gain from the net liability release																				1,500
Deferred service costs related to unassigned contracts					22,700
Revenues relating to unassigned contracts																$ 2,200	$ 3,600	$ 4,300	$ 1,400
Liabilities and deferred costs related to un-assigned contracts					47,300												$ 11,600
IPTV divestiture [Member] | Current Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets transferred in connection with divestiture					41,400
IPTV divestiture [Member] | Property Plant and Equipment and Other Long Term Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets transferred in connection with divestiture					1,200
IPTV divestiture [Member] | UTStarcom Hong Kong Holdings Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) recorded on divestiture																				$ 17,500
Ownership interest upon conversion of preference shares and convertible bonds	14.00%
IPTV divestiture [Member] | UTStarcom Hong Kong Holdings Ltd [Member] | Convertible bonds of privately-held company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount invested					$ 20,000
Face amount of convertible debt	$ 20,000
Cash proceeds from partial payment of the principal of the Convertible Bond	$ 10,000
Ownership interest upon conversion of preference shares and convertible bonds	14.00%
IP Messaging and USPDSN Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net liabilities transferred in connection with divestiture							$ 1,700
Cash proceeds							400
Gain (loss) recorded on divestiture, after tax							2,100
IP Messaging and USPDSN Assets [Member] | Cash Consideration [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) recorded on divestiture								$ 900			$ 100	200	$ 900	$ 200
Cash proceeds										$ 100	$ 100	$ 200	$ 900	$ 200	$ 900
IP Messaging and USPDSN Assets [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Potential additional contingent consideration							$ 1,600
EMEA Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) recorded on divestiture																					$ (9)
Amount of obligations paid			$ 6																		7
Amount of obligations remaining in accrual balance																					$ 10,000